Share-Based Compensation - Summary of Changes in the Company's Restricted Ordinary Shares (Details) - Unvested Restricted Shares - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Restricted Shares
Beginning balance	894,770	509,533	481,587
Granted	665,910	515,778	144,549
Vested	(351,656)	(127,416)	(116,603)
Forfeited	(17,680)	(3,125)
Ending balance	1,191,344	894,770	509,533
Weighted Average Grant Date Fair Value
Beginning balance	$ 1.90	$ 0.85	$ 1.01
Granted	7.76	2.86	0.64
Vested	1.34	1.69	1.24
Forfeited	0.64	2.89
Ending balance	$ 4.92	$ 1.90	$ 0.85